Goodwill and intangible assets (Tables)	9 Months Ended
Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

September 30, 2013
Customer contracts	$12,082
Accumulated amortization	(7,731)
Intangible assets, net	$4,351